T. ROWE PRICE Retirement I 2025 Fund–I Class
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 37.0%
T. Rowe Price Funds:
New Income Fund  948,937 64,883 18,344 123,145,653 974,082
Limited Duration Inflation
Focused Bond Fund  590,544 19,149 11,741 127,997,169 599,027
International Bond Fund (USD
Hedged)  338,947 12,326 6,972 42,531,617 345,357
U.S. Treasury Long-Term Index
Fund  288,348 16,610 8,924 36,814,946 282,371
Dynamic Global Bond Fund  236,607 25,565 4,957 31,572,870 246,900
Emerging Markets Bond Fund  220,139 10,135 5,434 26,767,191 230,198
High Yield Fund  200,521 21,945 4,213 38,943,460 222,756
Floating Rate Fund  94,861 4,129 11,023 9,812,097 90,467
Total Bond Mutual Funds (Cost $3,504,753) 2,991,158
EQUITY MUTUAL FUNDS 60.1%
T. Rowe Price Funds:
Value Fund  727,716 16,271 16,209 19,179,457 780,604
Growth Stock Fund (2) 806,456 11,880 165,403 8,687,777 739,504
Equity Index 500 Fund  457,560 14,054 31,502 3,895,166 462,862
Overseas Stock Fund  381,479 9,050 33,754 30,436,880 369,199
U.S. Large-Cap Core Fund  255,817 63,643 1,131 10,169,542 341,595
International Value Equity Fund  323,362 7,439 25,214 20,798,164 325,491
International Stock Fund  325,190 7,336 35,659 16,932,523 309,019
Real Assets Fund  208,086 60,238 1,262 20,369,617 280,490
Hedged Equity Fund  – 208,140 151 20,534,793 209,250
Mid-Cap Growth Fund  183,570 4,591 8,103 1,920,977 195,133
Mid-Cap Value Fund  159,330 4,150 2,650 5,640,438 177,561
Emerging Markets Discovery
Stock Fund  146,970 3,660 17,520 11,020,865 144,263
Small-Cap Stock Fund  118,332 3,168 8,257 2,203,541 124,169
Emerging Markets Stock Fund  123,590 3,018 17,625 3,286,155 114,062
Small-Cap Value Fund  98,002 2,560 4,305 2,086,732 105,505
U.S. Equity Research Fund  168,677 780 85,220 2,203,936 97,039
New Horizons Fund (2) 78,094 2,091 6,970 1,486,518 82,086
Total Equity Mutual Funds (Cost $4,255,403) 4,857,832
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  967 149,891 149,605 12,271 1,231
Total Other Mutual Funds (Cost $1,225) 1,231
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.8%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 206,468 287,894 271,756 222,606,201 222,606

T. ROWE PRICE Retirement I 2025 Fund–I Class

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.354%,
11/9/23 (4) 10,000,000 9,899
Total Short-Term Investments (Cost $232,505) 232,505
Total Investments in Securities 100.0%
(Cost $7,993,886) $ 8,082,726
Other Assets Less Liabilities (0.0)% (2,322)
Net Assets 100.0% $ 8,080,404
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement I 2025 Fund–I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 256 MSCI EAFE Index contracts 9/23 (26,999) $ 471
Short, 120 Russell 2000 E-Mini Index contracts 9/23 (11,410) (43)
Short, 404 S&P 500 E-Mini Index contracts 9/23 (91,223) (1,199)
Net payments (receipts) of variation margin to date 1,058
Variation margin receivable (payable) on open futures contracts $ 287

T. ROWE PRICE Retirement I 2025 Fund–I Class

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (797) $ (10,315) $ 3,174
Emerging Markets Bond Fund  (1,259) 5,358 3,686
Emerging Markets Discovery Stock Fund  (3,093) 11,153 —
Emerging Markets Stock Fund  (3,322) 5,079 —
Equity Index 500 Fund  13,334 22,750 1,911
Floating Rate Fund  (511) 2,500 2,122
Growth Stock Fund  (16,536) 86,571 —
Hedged Equity Fund  — 1,261 —
High Yield Fund  (459) 4,503 3,969
International Bond Fund (USD Hedged)  (1,092) 1,056 3,153
International Stock Fund  (1,799) 12,152 —
International Value Equity Fund  1,424 19,904 —
Limited Duration Inflation Focused Bond Fund  (1,059) 1,075 —
Mid-Cap Growth Fund  (786) 15,075 —
Mid-Cap Value Fund  79 16,731 —
New Horizons Fund  (1,776) 8,871 —
New Income Fund  (2,696) (21,394) 10,641
Overseas Stock Fund  549 12,424 —
Real Assets Fund  166 13,428 —
Small-Cap Stock Fund  (1,169) 10,926 —
Small-Cap Value Fund  (125) 9,248 —
Transition Fund  (1,505) (22) 91
U.S. Equity Research Fund  567 12,802 —
U.S. Large-Cap Core Fund  274 23,266 —
U.S. Treasury Long-Term Index Fund  (3,621) (13,663) 2,624
Value Fund  (1,236) 52,826 —
U.S. Treasury Money Fund, 5.40% — — 2,983
Totals $ (26,448)# $ 303,565 $ 34,354+

T. ROWE PRICE Retirement I 2025 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $34,354 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2025 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2025 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26,
2023, the Board approved the reorganization of the fund into the T. Rowe Price
Retirement 2025 Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes, under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. On or about November 15, 2023, the fund will be closed to new investors and new accounts. The reorganization is anticipated to close on or about February 16, 2024. After the reorganization, the fund will be formally terminated. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2025 Fund–I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement I 2025 Fund–I Class

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,991,158 $ — $ — $ 2,991,158
Equity Mutual Funds 4,857,832 — — 4,857,832
Other Mutual Funds 1,231 — — 1,231
Short-Term Investments 222,606 9,899 — 232,505
Total Securities 8,072,827 9,899 — 8,082,726
Futures Contracts* 471 — — 471
Total $ 8,073,298 $ 9,899 $ — $ 8,083,197
Liabilities
Futures Contracts* $ 1,242 $ — $ — $ 1,242
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement I 2025 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R413-054Q1 08/23